FAIR VALUE (Details 6 - Fair Value Option) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	[2],[3]
Long-term debt:
Long-term debt		$ 156,237		$ 156,161
Debt Instrument, Description of Variable Rate Basis		LIBOR		LIBOR
Subordinated Debt Obligations | Carrying Value
Long-term debt:
Junior Subordinated Notes		$ 118,282	[1]	$ 118,259	[1],[2],[3]	$ 118,170
Subordinated Debt Obligations | Estimated Fair Value
Long-term debt:
Junior Subordinated Notes		52,549	[1]	57,371	[1],[2],[3]	$ 57,314
Senior Notes [Member]
Long-term debt:
Long-term debt	[4]	37,955		37,902	[2],[5],[6]
Long-term Debt, Gross	[6]	40,000		40,000	[7]
Senior Notes [Member] | Estimated Fair Value
Long-term debt:
Senior Notes	[4]	$ 40,000		$ 40,000	[2],[5]

[1]	The Junior Subordinated Notes include both the March and October Junior Subordinated Notes (Note 9). The estimated fair values of the Junior Subordinated Notes were determined using a discounted cash flow model which utilizes significant unobservable inputs, including discount rates, yield and forward LIBOR curve assumptions. This methodology is classified as Level 3 within the fair value hierarchy.
[2]	Pursuant to the adoption of ASU 2015-03 the carrying value has been adjusted to reflect the presentation of debt issuance costs as a direct deduction from the related liability for all periods presented in accordance with amended guidance on simplifying the presentation of such costs.
[3]	The Junior Subordinated Notes include both the March and October Junior Subordinated Notes (Note 11). The estimated fair values of the Junior Subordinated Notes were determined using a discounted cash flow model which utilizes significant unobservable inputs, including discount rates, yield and forward LIBOR curve assumptions. This methodology is classified as Level 3 within the fair value hierarchy.
[4]	On November 2, 2015, the Company issued $40.0 million par value of Senior Notes which are publicly registered and fair valued using the issuance price.
[5]	On November 2, 2015, the Company issued $40.0 million par value of Senior Notes which is carried at its outstanding principal balance net of debt issuance costs (Note 11). The estimated fair value of the Senior Notes approximates issuance price from November 2, 2015.
[6]	The Senior Notes bear interest at 8.5% and mature on October 30, 2025. As of January 1, 2016, the Company temporarily did not meet certain registration requirements under the indenture (and associated agreements) and incurred additional interest of 25 basis points per annum for the period ended March 31, 2016. Each 90 days thereafter interest will increase by 25 basis points (capped at 1% per annum) until cured. The Company has cured these conditions and expects the additional interest to end in July 2016.
[7]	The Senior Notes bear interest at 8.5% and mature on October 30, 2025